PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of re-measurements (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension defined benefit plans
Disclosure of net defined benefit liability (asset)
Actuarial (loss) gain on benefit obligations	$ 32,861	$ (34,316)	$ (10,214)
Actual return on plan assets, less interest income anticipated in the interest on the net defined benefit liability calculation	(28,547)	16,764	16,098
Re-measurements (loss) gain recorded in other comprehensive income	4,314	(17,552)	5,884
Postretirement defined benefit plans
Disclosure of net defined benefit liability (asset)
Actuarial (loss) gain on benefit obligations	(17,060)	10,540	(859)
Re-measurements (loss) gain recorded in other comprehensive income	$ (17,060)	$ 10,540	$ (859)